Significant Accounting Policies - Schedule of Translation of Amounts (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance sheet items, except for equity accounts [Member] | HKD [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.0784	0.0785	0.0781
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.0679	0.0717	0.0727
Balance sheet items, except for equity accounts [Member] | VND [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	263.11	261.03	254.55
Balance sheet items, except for equity accounts [Member] | SGD [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.0129	0.0127
Balance sheet items, except for equity accounts [Member] | IDR [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	179.10
Statement of operations and cash flow [Member] | HKD [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.0781	0.0779	0.0782
Statement of operations and cash flow [Member] | RMB [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.07	0.0721	0.0721
Statement of operations and cash flow [Member] | VND [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	262.79	254.20	245.48
Statement of operations and cash flow [Member] | SGD [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	0.0128	0.0133
Statement of operations and cash flow [Member] | IDR [Member]
Schedule of Translation of Amounts [Line Items]
Translation of amounts	168.54